Organization and Description of Business	12 Months Ended
Dec. 31, 2020
Blockchain Training Alliance, Inc. [Member]
Organization and Description of Business

NOTE 1 – ORGANIZATION AND DESCRIPTION OF BUSINESS

Blockchain Training Alliance, Inc., (“BTA”, or the Company) was organized in Delaware on February 26, 2018 with the mission of building Blockchain technology education strategically for corporate solutions. Training is delivered self-paced online, at clients location, and has globally recognized Certifications have been proctored online and in person. The Company is focused on helping current and future professionals through education and certification build the skills they need to implement Blockchain solutions.